COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]

16. COMMITMENTS AND CONTRACTUAL OBLIGATIONS

Net Smelter Return

A portion of the DeLamar Project is subject to a 2.5% NSR payable to Maverix Metals Inc. ("Maverix"). The NSR will be reduced to 1.0% once Maverix has received a total cumulative royalty payment of CAD$10 million (US$7.4 million). Subsequent to the year ended December 31, 2022, Maverix was acquired by Triple Flag Precious Metals Corp. Please see Note 10 for additional details.

Advance Minimum Royalties, Land Access Lease Payments, and Annual Claim Filings

The Company is required to make property rent payments related to its mining lease agreements with landholders and the Idaho Department of Lands ("IDL"), in the form of advance minimum royalties ("AMR"). There are multiple third-party landholders, and the royalty amounts due to each of them over the life of the Project varies with each property.

The Company's AMR obligation was $77,450 for 2022 (December 31, 2021 - $64,950), paid in full in the current year ended December 31, 2022.

The Company's obligation related to land and road access lease payments, option payments and IDL rent payments was $383,669 for 2022 (December 31, 2021 - $329,331), paid in full in the current year ended December 31, 2022.

The Company's obligation for BLM claim fees was $192,225 for 2022 (December 31, 2021 - $191,565), paid in full in the current year ended December 31, 2022.